ANALYSIS OF OPERATING SEGMENTS - Revenue from contracts with customers (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 14,980,688	$ 15,239,931	$ 13,579,396
Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	520,686	558,591	1,740,736
Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	14,460,002	14,681,340	11,838,660
Banco de Bogota S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	2,375,364	2,498,500	2,332,409
Banco de Bogota S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	53,902	93,889	445,552
Banco de Bogota S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	2,321,462	2,404,611	1,886,857
Leasing Bogota S.A. Panama
Disclosure of operating segments [line items]
Revenue from contracts with customers	2,429,975	2,562,073	2,198,348
Leasing Bogota S.A. Panama | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	133,539	138,388	711,046
Leasing Bogota S.A. Panama | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	2,296,436	2,423,685	1,487,302
Banco de Occidente S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	658,547	651,537	582,571
Banco de Occidente S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	20,849	31,763	126,524
Banco de Occidente S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	637,698	619,774	456,047
Banco Popular S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	248,964	266,889	262,703
Banco Popular S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	18,044	22,784	72,090
Banco Popular S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	230,920	244,105	190,613
Banco AV Villas S A
Disclosure of operating segments [line items]
Revenue from contracts with customers	275,409	300,229	281,761
Banco AV Villas S A | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	77,497	83,687	159,147
Banco AV Villas S A | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	197,912	216,542	122,614
Corficolombiana S.A
Disclosure of operating segments [line items]
Revenue from contracts with customers	9,098,397	8,679,277	7,770,108
Corficolombiana S.A | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	110,080	116,974	167,440
Corficolombiana S.A | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	8,988,317	8,562,303	7,602,668
All other segments
Disclosure of operating segments [line items]
Revenue from contracts with customers	164,584	437,415	437,292
All other segments | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	163,552	436,504	436,697
All other segments | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,032	911	595
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	(270,552)	(155,989)	(285,796)
Elimination of intersegment amounts [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	(56,777)	(365,398)	(377,760)
Elimination of intersegment amounts [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ (213,775)	$ 209,409	$ 91,964